Cover	Jun. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-9513
Entity Registrant Name	CMS ENERGY CORPORATION
Entity Central Index Key	0000811156
Entity Tax Identification Number	38-2726431
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation Common Stock, $0.01 par value
Trading Symbol	CMS
Security Exchange Name	NYSE
A 5.625 Junior Subordinated Notes Due 2078 Member
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.625% Junior Subordinated Notes due 2078
Trading Symbol	CMSA
Security Exchange Name	NYSE
A 5.875 Junior Subordinated Notes Due 2078 Member
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.875% Junior Subordinated Notes due 2078
Trading Symbol	CMSC
Security Exchange Name	NYSE
A 5.875 Junior Subordinated Notes Due 2079 Member
Document Information [Line Items]
Title of 12(b) Security	CMS Energy Corporation 5.875% Junior Subordinated Notes due 2079
Trading Symbol	CMSD
Security Exchange Name	NYSE